Inventories: Schedule of change in the write-downs of inventories by segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Increase (Decrease) in write downs of inventories	$ 18,276	$ (20,225)	$ (186,264)
Steel
Increase (Decrease) in write downs of inventories	3,873	(15,970)	(117,847)
Mining
Increase (Decrease) in write downs of inventories	16,605	(6,614)	5,516
Ferroalloy
Increase (Decrease) in write downs of inventories	276	2,186	(74,417)
Energy
Increase (Decrease) in write downs of inventories	$ (2,478)	$ 173	$ 484